CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
INCOME (LOSS)
Gain on sale of mining data	$ 52,500,000	$ 99,000,000	$ 52,500,000	$ 99,000,000
Arbitration award	36,000,000	0	36,000,000	0
Interest income	67,744	14,766	88,832	29,798
Loss on marketable equity securities	(24,060)	0	(11,604)	0
Loss on settlement of debt (Note 11)	0	(10,492,564)	0	(10,492,564)
Foreign currency gain (loss)	(422,610)	524	(424,557)	(7,820)
Total INCOME (LOSS)	88,121,074	88,522,726	88,152,671	88,529,414
EXPENSES
Corporate general and administrative (Notes 4 and 10)	3,344,441	2,079,889	4,515,276	6,115,593
Retention units costs	0	7,694,200	0	7,694,200
Contingent value rights (Note 4)	4,459,124	919,163	4,459,124	919,163
Siembra Minera Project costs (Note 8)	662,030	338,450	1,243,063	1,900,278
Exploration costs	0	28,224	0	56,918
Legal and accounting	314,453	169,917	748,256	318,987
Arbitration and settlement (Note 4)	88,673	2,155,408	125,308	2,337,668
Equipment holding costs	203,318	157,084	479,170	312,110
Interest expense (Note 11)	0	2,841,512	0	5,490,305
Total EXPENSES	9,072,039	16,383,847	11,570,197	25,145,222
Net income before income tax expense	79,049,035	72,138,879	76,582,474	63,384,192
Income tax expense (Note 12)	(11,923,975)	(15,847,604)	(12,523,265)	(15,847,604)
Net income for the period	$ 67,125,060	$ 56,291,275	$ 64,059,209	$ 47,536,588
Net income per share
Basic	$ 0.67	$ 0.63	$ 0.64	$ 0.53
Diluted	$ 0.67	$ 0.55	$ 0.64	$ 0.50
Weighted average common shares outstanding,
Basic	99,395,048	89,848,104	99,395,048	89,830,460
Diluted	99,495,365	106,679,440	99,511,316	106,728,057